Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Abstract]
Fair Value of Contracts, Beginning of Year	$ (986)	$ (291)
Fair Value of Contracts Realized During the Period	1,166	(60)
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(921)	(471)
Unamortized Premium on Put Options		37
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(50)	9
Fair Value of Contracts, End of Period	$ (791)	$ 166